INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Deferred Tax Assets
Rental income received in advance	$ 158,199	$ 202,497
Net operating loss carryforward	2,235,743	2,247,196
Deferred revenue	347,083	743,750
Litigation deposit due from contractor	94,932
Other	389,043	337,557
Total	3,225,000	3,531,000
Deferred Tax Liabilities
Unbilled receivables	755,768	888,489
Property and equipment	6,950,048	6,396,520
Unrealized gain on marketable securities	136,184	100,991
Total	7,842,000	7,386,000
Net deferred tax liability	$ 4,617,000	$ 3,855,000